Income Taxes - Schedule of Changes Related to Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Valuation Allowance [Abstract]
At the beginning of the year	$ 995	$ 792	$ 469
Addition	376	203	323
Reversal	(19)
At the end of the year	$ 1,352	$ 995	$ 792